Organization - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 378,917,318	$ 54,937,847	¥ 1,434,806,922	¥ 1,426,899,576
Other current assets	22,055,970	3,197,815	18,857,709
Total current assets	5,470,343,990	793,125,325	7,607,930,351
Finance lease receivables—non-current	260,049,967	37,703,701	1,029,262,174
Other non-current assets	6,633,517	961,770	11,568,164
Total non-current assets	1,545,908,343	224,135,642	3,339,173,681
Total assets	7,016,252,333	1,017,260,967	10,947,104,032
Short-term debts	349,299,134	50,643,614	579,776,131
Other current liabilities	76,395,904	11,076,368	50,495,262
Total current liabilities	2,530,902,347	366,946,350	3,417,702,889
Long-term debts	75,869,353	11,000,022	486,371,672
Other non-current liabilities	314,287	45,567	991,610
Total non-current liabilities	163,440,981	23,696,714	538,834,322
Total liabilities	2,694,343,328	390,643,064	3,956,537,211
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	268,621,701	38,946,486	531,317,393
Other current assets	3,717,898,668	539,044,636	3,899,508,069
Total current assets	3,986,520,369	577,991,122	4,430,825,462
Finance lease receivables—non-current	260,049,967	37,703,701	1,029,262,174
Other non-current assets	1,246,816,149	180,771,349	2,272,293,047
Total non-current assets	1,506,866,116	218,475,050	3,301,555,221
Total assets	5,493,386,485	796,466,172	7,732,380,683
Short-term debts	349,299,134	50,643,614	579,776,131
Other current liabilities	1,861,808,449	269,936,851	2,561,535,815
Total current liabilities	2,211,107,583	320,580,465	3,141,311,946
Long-term debts	75,869,353	11,000,022	486,371,672
Other non-current liabilities	86,138,152	12,488,858	11,715,736
Total non-current liabilities	162,007,505	23,488,880	498,087,408
Total liabilities	¥ 2,373,115,088	$ 344,069,345	¥ 3,639,399,354